Filed Pursuant to Rule 497(e)
1933 Act File No. 033-12213
 1940 Act File No. 811-05037

Portfolio 21 Global Equity Fund (the “Fund”)

Supplement dated July 31, 2018 to the
Prospectus and Statement of Additional Information (“SAI”)
 dated October 31, 2017

Effective immediately, Anthony Tursich, CFA, no longer serves as a portfolio manager for the Fund. All references to Mr. Tursich are hereby deleted from the registration statement.

Effective immediately, Matthew Patsky, CFA now serves as a portfolio manager for the Fund. Mr. Patsky’s biographical information is located on page 18 of the statutory prospectus and now applies to the Fund as well.

The following replaces the “Portfolio Managers” section on page 5 of the Prospectus:

Portfolio Managers

The Global Equity Fund is managed by the Portfolio Managers listed below:

Name	Title	Managed the Fund Since
James Madden, CFA	Portfolio Manager	Inception (1999)
Matthew Patsky, CFA	Managing Partner, CEO, Portfolio Manager	July 2018

Effective August 31, 2018, the Fund’s name will be changed to the Trillium P21 Global Equity Fund.

Please retain this Supplement with your Prospectus and SAI.